Document and Entity Information	Jan. 15, 2021
Cover [Abstract]
Entity Registrant Name	ChampionX Corp
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0001723089
Document Type	8-K
Document Period End Date	Jan. 15, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-38441
Entity Tax Identification Number	82-3066826
Entity Address, Address Line One	2445 Technology Forest Blvd
Entity Address, Address Line Two	Building 4
Entity Address, Address Line Three	12th Floor
Entity Address, City or Town	The Woodlands
Entity Address, Postal Zip Code	77381
City Area Code	(281)
Local Phone Number	403-5772
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CHX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false